Guarantees in insurance contracts (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Liabilities for Financial Guarantees for Minimum Benefits, Net of Present Value of Expected Future Premiums
The following table provides information on the liabilities for financial guarantees for minimum benefits, net of present value of the expected future premiums that are received to cover these guarantees:

	2021			2020

	United States 1)	The Netherlands 2)	Total 3)	United States 1)	The Netherlands 2)	Total 3)

At January 1	2,715	2,032	4,747	1,296	1,735	3,031

Incurred guarantee benefits 4)	(1,047)	(619)	(1,666)	1,638	297	1,935

Paid guarantee benefits	(2)	-	(2)	(2)	-	(2)

Net exchange differences	164	-	164	(217)	-	(217)
At December 31	1,830	1,413	3,243	2,715	2,032	4,747

Account value 5)	34,945	9,748	44,693	32,870	8,968	41,838
Net amount at risk 6)	314	1,538	1,852	661	2,427	3,088
1	Guaranteed minimum accumulation and withdrawal benefits.

2	Fund plan and unit-linked guarantees.

3	Balances are included in the derivatives liabilities on the face of the statement of financial position; refer to note 24 Derivatives.

4	Incurred guarantee benefits mainly comprise the effect of guarantees from new contracts, releases related to expired out-of-the-money guarantees and fair value movements during the reporting year.

5	Account value reflects the actual fund value for the policyholders.

6	The net amount at risk represents the sum of the positive differences between the discounted maximum amount payable under the guarantees and the account value.

Summary of Liabilities for Guarantees for Minimum Benefits
The following table provides information on the liabilities for guarantees for minimum benefits that are included in the valuation of the host contracts:

	2021			2020
	GMDB 1)	GMIB 2)	Total 4)	GMDB 1)	GMIB 2)	Total 4)
At January 1	488	638	1,127	448	686	1,133

Incurred guarantee benefits 5)	27	(127)	(99)	144	44	189

Paid guarantee benefits	(49)	(25)	(75)	(61)	(34)	(95)

Net exchange differences	36	42	79	(43)	(57)	(100)
At December 31	502	529	1,031	488	638	1,127

	GMDB 1)	GMIB 2)		GMDB 1) , 3)	GMIB 2) , 3)

Account value 6)	56,426	5,186		52,481	5,337

Net amount at risk 7)	843	472		919	542

Average attained age of contract holders	71	72		70	72
1	Guaranteed minimum death benefit in the United States.
2	Guaranteed minimum income benefit in the United States.
3	Note that the variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.
4	Balances are included in the insurance liabilities on the face of the statement of financial position; refer to note 34 Insurance contracts.
5
Incurred guarantee benefits mainly comprise the effect of guarantees from new contracts, releases related to expired out-of-the-money
guarantees and value changes as a consequence of interest movements during the reporting year.

6	Account value reflects the actual fund value for the policyholders.
7
The net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contract holder determined in accordance with the terms of the contract in excess of the current account balance.

Summary of Liabilities for Guarantees That are Included in Valuation of Host Contracts, Net of Present Value of Expected Future Premiums
The following table provides information on the liabilities for guarantees that are included in the valuation of the host contracts, net of the present value of the expected future premiums that are received to cover these guarantees:

	2021	2020
	GMI 1), 2)	GMI 1), 2)
At January 1	7,973	6,422

Incurred guarantee benefits 3)	(1,544)	1,551

At December 31	6,429	7,973

Account value 4)	20,176	20,202

Net amount at risk 5)	6,794	7,931

1	Guaranteed minimum investment return in the Netherlands.
2	Balances are included in the insurance liabilities on the face of the statement of financial position; refer to note 34 Insurance contracts.
3	Incurred guarantee benefits mainly comprise the effect of guarantees from new contracts, releases related to expired out-of-the-money guarantees and fair value movements during the reporting year.
4	Account value reflects the liability value of the insurance contracts as a whole.
5
The net amount at risk represents the sum of the differences between the guaranteed and actual amount that is credited to the policyholders. For Individual policies only positive differences are included, for Group pensions contracts carry forwards of negative differences are recognized.